Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Benefit Plans
Employee Benefit Plans

Stock Purchase Plan

FIS employees participate in an Employee Stock Purchase Plan (ESPP). Eligible employees may voluntarily purchase, at current market prices, shares of FIS’ common stock through payroll deductions. Pursuant to the ESPP, employees may contribute an amount between 3% and 15% of their base salary and certain commissions. Shares purchased are allocated to employees based upon their contributions. The Company contributes varying matching amounts as specified in the ESPP. The Company recorded expense of $26.0 million, $22.0 million and $19.9 million, respectively, for the years ended December 31, 2014, 2013 and 2012, relating to the participation of FIS employees in the ESPP.

401(k) Profit Sharing Plan

The Company’s employees are covered by a qualified 401(k) plan. Eligible employees may contribute up to 40% of their pretax annual compensation, up to the amount allowed pursuant to the Internal Revenue Code. The Company generally matches 50% of each dollar of employee contribution up to 6% of the employee’s total eligible compensation. The Company recorded expense of $35.6 million, $31.1 million and $28.2 million, respectively, for the years ended December 31, 2014, 2013 and 2012, relating to the participation of FIS employees in the 401(k) plan.

Stock Compensation Plans

In 2008, the Company adopted the FIS 2008 Omnibus Incentive Plan ("FIS Plan"). On October 1, 2009, in conjunction with the Metavante acquisition, the Company assumed certain vested and unvested options and restricted stock awards that the employees of Metavante held as of the acquisition date in the Amended and Restated Metavante 2007 Equity Incentive Plan ("MV Plan"). On May 29, 2013, the FIS Plan was amended and restated and combined with the MV Plan ("FIS Restated Plan"). The restatement authorized an additional 6.0 million shares for issuances under the plan, which was approved by stockholders in 2013.

A summary of the options granted (all of which vest over three years), outstanding and available for grant under these plans follows (in millions):

	FIS Plan	MV Plan	FIS Restated Plan
Available for grant as of December 31, 2012	1.8	8.5	—
Granted in 2013	—	—	4.2
Outstanding as of December 31, 2013	—	—	13.5
Available for grant as of December 31, 2013	—	—	11.7
Granted in 2014	—	—	4.4
Outstanding as of December 31, 2014	—	—	15.3
Available for grant as of December 31, 2014	—	—	6.7

The Company also has fully vested options outstanding related to a previous stock incentive plan as well as options assumed in connection with merger and acquisition transactions and the transaction through which FIS became independent of FNF. As of December 31, 2014 and 2013, there were 0.1 million and 0.3 million options outstanding, respectively, related to these plans that expire over periods through 2017.

The following schedule summarizes the stock option activity for the years ended December 31, 2014, 2013 and 2012 (in millions except for per share amounts):

	Shares	Weighted Average Exercise Price
Balance, December 31, 2011	30.4	$21.78
Granted	2.0	33.97
Exercised	(16.2)	20.62
Cancelled	(0.4)	25.50
Balance, December 31, 2012	15.8	24.39
Granted	4.2	48.64
Exercised	(6.1)	22.64
Cancelled	(0.1)	31.58
Balance, December 31, 2013	13.8	32.49
Granted	4.4	58.72
Exercised	(2.7)	22.69
Cancelled	(0.1)	46.21
Balance, December 31, 2014	15.4	41.56

The intrinsic value of options exercised during the years ended December 31, 2014, 2013 and 2012 was $92.5 million, $134.9 million and $202.3 million, respectively. The Company generally issues shares from treasury stock for stock options exercised.

The following table summarizes information related to stock options outstanding and exercisable as of December 31, 2014:

	Outstanding Options				Exercisable Options
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Intrinsic Value as of December 31, 2014 (a)	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Intrinsic Value as of December 31, 2014 (a)
	(In millions)			(In millions)	(In millions)			(In millions)
$ 0.00 - $22.55	1.7	1.83	$20.05	$69.9	1.7	1.83	$20.05	$69.9
$22.56 - $25.76	1.7	3.82	25.66	61.9	1.7	3.82	25.66	61.9
$25.77 - $27.40	2.0	2.81	27.10	69.2	2.0	2.81	27.10	69.2
$27.41 - $34.33	1.6	4.58	33.50	45.1	1.0	4.46	33.27	29.3
$34.34 - $48.75	4.1	5.83	48.66	55.6	0.0	5.14	39.54	0.6
$48.76 - $64.04	4.3	6.86	58.72	15.1	—	N/A	—	—
$ 0.00 - $64.04	15.4	4.95	$41.56	$316.8	6.4	3.10	$25.91	$230.9
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(a)	Intrinsic value is based on a closing stock price as of December 31, 2014 of $62.20.

The weighted average fair value of options granted during the years ended December 31, 2014, 2013 and 2012 was estimated to be $9.15, $7.85 and $8.08, respectively, using the Black-Scholes option pricing model with the assumptions below:

	2014	2013	2012
Risk free interest rate	1.4%	1.0%	0.6%
Volatility	21.2%	23.3%	35.8%
Dividend yield	1.6%	1.8%	2.4%
Weighted average expected life (years)	4.2	4.2	4.3

The Company estimates future forfeitures at the time of grant and revises those estimates in subsequent periods if actual forfeitures differ from those estimates.  The Company bases the risk-free interest rate that is used in the stock option valuation model on U.S. Treasury securities issued with maturities similar to the expected term of the options.  The expected stock volatility factor is determined using historical daily price changes of the Company's common stock over the most recent period commensurate with the expected term of the option and the impact of any expected trends.  The dividend yield assumption is based on the current dividend yield at the grant date or management's forecasted expectations. The expected life assumption is determined by calculating the average term from the Company's historical stock option activity and considering the impact of expected future trends.

The Company granted a total of 0.8 million restricted stock shares at prices ranging from $52.85 to $64.04 on various dates in 2014. The Company granted a total of 0.8 million restricted stock shares at prices ranging from $36.49 to $52.19 on various dates in 2013. The Company granted a total of 1.3 million restricted stock shares at prices ranging from $30.70 to $34.89 on various dates in 2012. These shares were granted at the closing market price on the date of grant and vest annually over three years. As of December 31, 2014 and 2013, we have approximately 1.8 million and 2.3 million unvested restricted shares remaining.

The Company has provided for total stock compensation expense of $57.4 million, $57.4 million and $86.6 million for the years ended December 31, 2014, 2013 and 2012, respectively, which is included in selling, general, and administrative expense in the Consolidated Statements of Earnings, unless the expense is attributable to a discontinued operation. Of the total stock compensation expense, $1.7 million, $4.0 million and $2.8 million for 2014, 2013 and 2012, respectively, relates to liability based awards that will not be credited to additional paid in capital until issued.

As of December 31, 2014 and 2013, the total unrecognized compensation cost related to non-vested stock awards is $131.1 million and $108.0 million, respectively, which is expected to be recognized in pre-tax income over a weighted average period of 1.7 years and 1.7 years, respectively.

German Pension Plans

Our German operations have unfunded, defined benefit plan obligations. These obligations relate to benefits to be paid to German employees upon retirement. The accumulated benefit obligation as of December 31, 2014 and 2013, was $50.6 million and $44.9 million, respectively, and the projected benefit obligation was $51.6 million and $45.9 million, respectively. The plan remains unfunded as of December 31, 2014.